CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ 175,424	$ 66,912	$ 70,477
Adjustments to reconcile net loss to net cash generated from operating activities:
Share-based compensation	66,089	9,446	5,220
Depreciation and amortization of property, equipment and software	3,369	1,662	758
Amortization of right-of-use assets	6,981	4,022	2,640
Allowance for doubtful accounts	1,030	278	366
Inventory write-downs	1,806	539	291
Loss on disposal of property, equipment and software	(365)		(1)
Gain on disposal of long-term investment		147
Loss on foreign currency exchange rates	618	80	239
Fair value change on short-term and long-term investments	833
Changes in operating assets and liabilities:
Accounts receivable	(23,430)	(7,243)	(4,010)
Notes receivable	7,733	(8,747)	2,627
Inventories	(22,121)	(19,787)	(11,037)
Prepayments and other current assets	(13,134)	3,615	(1,749)
Other non-current assets	(89)	(778)	(549)
Accounts payable	(10,947)	10,983	7,498
Advance from customers	4,010	13,027	1,493
Deferred revenue	5,938	3,398	554
Income tax payable	(159)	4	73
Accruals and other payables	19,109	11,939	11,811
Lease liabilities	(7,164)	(4,590)	(2,312)
Other non-current liability	8,484
Net cash used in operating activities	(126,103)	(49,211)	(56,563)
Cash flows from investing activities:
Payment for short-term investments	(468,705)	(196,806)	(270,417)
Proceeds from disposal of short-term investments	385,549	192,493	281,456
Purchase of property, equipment and software	(6,193)	(3,201)	(2,487)
Proceeds from disposal of property, equipment and software	28	5	5
Provision of bridge loans	(2,930)
Loan repayment	628
Payment for long-term investments	21,334	564	66
Proceeds from disposal of a long-term investment		221
Net cash generated from/(used in) investing activities	(112,957)	(7,852)	8,491
Cash flows from financing activities:
Proceeds from issuance of convertible preferred shares, net of issuance costs			177,980
Proceeds from issuance of Class A ordinary shares upon Initial Public Offering and related over-allotment option, net of cost of issuance	904,732
Payment for repurchase of ordinary shares	(64,000)
Proceeds from issuance of ordinary shares prior to Initial Public Offering	200,000
Proceeds from exercise of share options	1,070
Payment for repurchase of convertible preferred shares			(3,750)
Payments of deferred offering costs		(182)
Subscription contributions from shareholders		10
Net cash generated from/(used in) financing activities	1,041,802	(172)	174,230
Effect of exchange rate changes on cash and cash equivalents, restricted cash	2,879	2,903	(481)
Net increase/(decrease) in cash and cash equivalents, restricted cash	805,621	(54,332)	125,677
Cash and cash equivalents at beginning of the year	158,955	213,287	87,610
Cash and cash equivalents at end of the year	964,576	158,955	213,287
Supplemental cash flow disclosures
Cash paid for income tax	616	210	197
Supplemental schedule of non-cash investing activities
Conversion from bridge loan into investment	2,302
Cash and cash equivalents	963,938	158,792	213,258
Restricted cash	638	163	29
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 964,576	$ 158,955	$ 213,287